Exhibit 99.1

Volkswagen Auto Loan Enhanced Trust 2008-1
MONTHLY SERVICER CERTIFICATE	Amended
For the collection period ended 4-26-2008		PAGE 1

A.	DATES	Begin	End	# days

1	Determination Date		5/16/2008

2	Payment Date		5/20/2008

3	Collection Period	3/30/2008	4/26/2008	28

4	Monthly Interest Period - Actual/360	5/9/2008	5/19/2008	11

5	Monthly Interest - 30/360			11

B.	SUMMARY
		Initial Balance	Beginning Balance	Principal Payment	Ending Balance	Note Factor
6	Class A-1 Notes	245,000,000.00	245,000,000.00	32,280,023.85	212,719,976.15	0.8682448
7	Class A-2-A Notes	305,000,000.00	305,000,000.00	—	305,000,000.00	1.0000000
8	Class A-3-A Notes	255,000,000.00	255,000,000.00	—	255,000,000.00	1.0000000
9	Class A-4-B Notes	214,450,000.00	214,450,000.00	—	214,450,000.00	1.0000000

10	Total Securities	$1,019,450,000.00	$1,019,450,000.00	$32,280,023.85	$987,169,976.15

11	Overcollateralization	23,481,371.55	23,481,371.55		23,481,371.55

12	Adjusted Pool Balance	1,042,931,371.55	1,042,931,371.55	32,280,023.85	1,010,651,347.70

13	YSOC	$62,585,327.65	$62,585,327.65		$60,297,643.54

14	Net Pool Balance	$1,105,516,699.20	$1,105,516,699.20	$32,280,023.85	$1,070,948,991.24

				Per $1000	Principal& Interest	Per $1000
		Coupon Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount
15	Class A-1 Notes	2.8400%	212,607.80	0.8677869	32,492,631.65	132.6229863
16	Class A-2-A Notes	3.7100%	345,751.39	1.1336111	345,751.39	1.1336111
17	Class A-3-A Notes	4.5000%	350,625.00	1.3750000	350,625.00	1.3750000
18	Class A-4-B Notes	4.2623%	279,294.44	1.3023756	279,294.44	1.3023756

	Total Securities		1,188,278.63		33,468,302.48

C.	COLLECTIONS AND AVAILABLE FUNDS

19	Scheduled Principal Payments Received	23,596,224.61
20	Scheduled Interest Payments Received	4,774,620.85
21	Prepayments of Principal Received	452,784.93
22	Liquidation Proceeds	10,385,473.32
23	Recoveries Received	—
24	Other Payments Received to Reduce Principal

25	Subtotal: Total Collections	39,209,103.71

26	Repurchased Receivables	—
27	Net Swap Receipt Class A-4 Notes	—
28	Swap Replacements Proceeds
29	Reserve Account Excess Amount (Item 93)	—

30	Total Available Funds, prior to Servicer Advances	39,209,103.71

31	Servicer Advance (Item 76)	—

32	Total Available Funds + Servicer Advance	39,209,103.71

33	Reserve Account Draw Amount (Item 79)	—

34	Total Available Funds + Servicer Advance and Reserve Account Draw Amount	39,209,103.71

D.	DISTRIBUTIONS

	Distribution Summary:
35	Prior Advance Reimbursement (Item 82)	—
36	Servicing Fees (Item 46)	921,263.92
37	Net Swap Payment Class A-4 Notes	60,394.36
38	Senior Swap Termination Payment (paid pro rata with Class A Noteholder Interest payment)	—
39	Class A Noteholder Interest (Item 55 - paid pro rata with Senior Swap Termination Payment)	1,188,278.63
40	Principal Distribution Amount (Item 80)	32,280,023.85
41	Amount Paid to Reserve Account to Reach Specified Balance	4,171,725.49
42	Subordinated Swap Termination Payments	—
43	Other Amounts Paid to Trustees	—
44	Certificateholders Principal Distribution Amount	—

45	Remaining Funds to Seller	587,417.46

Volkswagen Auto Loan Enhanced Trust 2008-1
MONTHLY SERVICER CERTIFICATE	Amended
For the collection period ended 4-26-2008		PAGE 2

	Distribution Detail:	Due	Shortfall	Paid
46	Servicing Fees	921,263.92	—	921,263.92

	Pro rata:
47	Class A-1 Interest	212,607.80	—	212,607.80
48	Class A-2 Interest	345,751.39	—	345,751.39
49	Class A-3 Interest	350,625.00	—	350,625.00
50	Class A-4 Interest	279,294.44	—	279,294.44
51	Class A-1 Interest Carryover Shortfall	—	—	—
52	Class A-2 Interest Carryover Shortfall	—	—	—
53	Class A-3 Interest Carryover Shortfall	—	—	—
54	Class A-4 Interest Carryover Shortfall	—	—	—

55	Class A Noteholder Interest	1,188,278.63	—	1,188,278.63

E.	CALCULATIONS

	Calculation of Principal Distribution Amount:
56	Beginning Adjusted Pool Balance		1,042,931,371.55
57	Beginning Net Pool Balance	1,105,516,699.20
58	Receipts of Scheduled Principal	(23,596,224.61)
59	Receipts of Prepaid Principal	(452,784.93)
60	Liquidation Proceeds	(10,385,473.32)
61	Other Collections of Principal	—
62	Principal Amount of Repurchases	—
63	Principal Amount of Defaulted Receivables	(133,225.10)

64	Ending Net Pool Balance	1,070,948,991.24
65	Yield Supplement Overcollateralization Amount	60,297,643.54

66	Adjusted Pool Balance	1,010,651,347.70
67	Less: Adjusted Pool Balance — End of Collection Period		1,010,651,347.70

68	Calculated Principal Distribution Amount		32,280,023.85

	Calculation of Servicer Advance:
69	Available Funds, prior to Servicer Advances (Item 30)		39,209,103.71
70	Less: Prior Advance Reimbursement (Item 35)		—
71	Less: Servicing Fees Paid (Item 36)		921,263.92
72	Less: Interest Paid to Noteholders and Swap Counterparties (Items 37, 38 and 39)		1,248,672.99
73	Less: Calculated Principal Distribution (Item 68)		32,280,023.85

74	Equals: Remaining Available Funds before Servicer Advance		4,759,142.95
75	Monthly Loan Payments Due on Included Units but not received (N/A if Item 74 > 0)		N/A

76	Servicer Advance (If Item 74 < 0, lesser of Item 74 and Item 75, else 0)		—

	Calculation of Reserve Account Draw Amount:
77	Remaining Available Funds, before Reserve Account Draw (Item 74 plus Item 76)		4,759,142.95
78	Available Funds Shortfall Amount (If Item 77 < 0, Item 77, else 0)		—

79	Reserve Account Draw Amount (If Item 78 is > 0, Lesser of Reserve Acct Balance and Item 78)		—

80	Principal Distribution Amount (Item 68 - Available Funds Shortfall + Reserve Account Draw Amt)		32,280,023.85

	Reconciliation of Servicer Advance:
81	Beginning Balance of Servicer Advance		—
82	Less: Prior Advance Reimbursement		—
83	Plus: Additional Servicer Advances for Current Period		—

84	Ending Balance of Servicer Advance		—

F.	RESERVE ACCOUNT

	Reserve Account Balances:
85	Specified Reserve Account Balance, If reduction trigger (Item 110) = yes then $2,607,328.43, else $5,214656.86	5,214,656.86
86	Initial Reserve Account Balance	1,042,931.37

87	Beginning Reserve Account Balance	1,042,931.37
88	Plus: Net Investment Income for the Collection Period	—

89	Subtotal: Reserve Fund Available for Distribution	1,042,931.37
90	Plus: Deposit of Excess Available Funds (Item 41)	4,171,725.49
91	Less: Reserve Account Draw Amount (Item 79)	—

92	Subtotal Reserve Account Balance	5,214,656.86
93	Less: Reserve Account Excess Amount to Available Funds (If Item 92 > Item 85)	—

94	Equals: Ending Reserve Account Balance	5,214,656.86

95	Change in Reserve Account Balance from Immediately Preceding Payment Date	4,171,725.49

Volkswagen Auto Loan Enhanced Trust 2008-1
MONTHLY SERVICER CERTIFICATE	Amended
For the collection period ended 4-26-2008		PAGE 3

G.	POOL STATISTICS
	Collateral Pool Balance Data:	Initial	Current
96	Net Pool Balance	1,105,516,699	1,070,948,991
97	Number of Current Contracts	69,699	68,781
98	Weighted Average Loan Rate	5.54%	5.56%
99	Average Remaining Term	55.0	54.4
100	Average Original Term	60.3	60.4
101	Monthly Prepayment Rate		0.95%

			Outstanding
	Net Credit Loss and Repossession Activity:	Units	Principal Balance
102	Aggregate Outstanding Principal Balance of Charged Off Receivables	7	133,225.10
103	Liquidation Proceeds on Related Vehicles		—
104	Recoveries Received on Receivables Previously Charged Off		—

105	Net Principal Losses for Current Collection Period	7	133,225.10

106	Beginning Net Principal Losses	—	—
107	Net Principal Losses for Current Collection Period	7	133,225.10

108	Cumulative Net Principal Losses	7	133,225.10

109	Cumulative Net Loss Ratio (Cumulative Net Principal Losses divided by $1,105,516,699.20)		0.01%

110	Reduction Trigger met? October 2009 payment date Cumulative Net Loss Ratio < .60% or
	April 2010 payment date Cumulative Net Loss Ratio < 1.00%		N/A

				Outstanding
	Delinquencies Aging Profile - End of Period:	Percentage	Units	Principal Balance
111	Current	99.66%	68,532	1,067,318,126.80
112	31 - 60 Days Delinquent	0.34%	248	3,608,047.33
113	61 - 90 Days Delinquent	0.00%	1	22,817.11

114	Total	100.00%	68,781	1,070,948,991.24

Summary of Swap Payments and Receipts
Receipts:
115	Net Swap Receipt Class A-4 Notes	—
116	Swap Replacements Proceeds	—

117	Total Receipts	—

Payments
118	Net Swap Payment Class A-4 Notes	60,394.36

119	Senior Swap Termination Payment	—
120	Subordinated Swap Termination Payments	—

121	Swap Termination Payment	—

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month